ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

July 31, 2024 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† – 99.7%

Canada – 2.6%

Industrials – 1.4%
ATS*	537,646	$16,147,477

Information Technology – 1.2%
Celestica*	273,617	14,341,892
		30,489,369

China – 2.2%

Industrials – 2.2%
Airtac International Group	574,821	14,637,213
Estun Automation, Cl A	2,255,300	4,141,085
Han's Laser Technology Industry Group, Cl A	1,693,900	5,158,777
Shenzhen Inovance Technology, Cl A	465,600	3,005,409
		26,942,484

Finland – 1.3%

Industrials – 1.3%
Cargotec, Cl B	183,839	9,373,674
Kalmar, Cl B*	183,839	5,434,821
		14,808,495

France – 1.3%

Information Technology – 1.3%
Dassault Systemes	398,426	15,107,016

Germany – 7.1%

Industrials – 5.9%
Duerr	564,734	12,441,955
GEA Group	423,165	18,700,896
KION Group	240,515	9,530,758
Krones	128,616	17,424,738
Siemens	63,623	11,663,953
		69,762,300

Information Technology – 1.2%
Jenoptik	514,988	14,711,873
		84,474,173

Japan – 21.1%

Industrials – 16.6%
Daifuku(A)	989,200	18,020,718
Daihen	221,000	10,928,087
FANUC	762,600	22,858,740
Fuji Machine Manufacturing	1,132,300	19,077,366
Harmonic Drive Systems(A)	778,300	21,441,270
Mitsubishi Electric	871,300	15,062,152
Nabtesco(A)	847,000	16,750,289
Shibaura Machine	458,000	11,354,114
SMC	35,600	17,544,464
THK	769,600	14,659,535
Toyota Industries	171,600	14,632,647

Description	Shares	Fair Value

Japan – continued

Industrials – continued
Yaskawa Electric(A)	456,200	$15,942,441
		198,271,823

Information Technology – 4.5%
Keyence	40,100	17,560,741
Omron	471,600	17,461,675
Yokogawa Electric	697,100	17,703,171
		52,725,587
		250,997,410

Norway – 1.3%

Industrials – 1.3%
AutoStore Holdings(A)*	11,808,122	14,837,770

South Korea – 2.2%

Industrials – 1.3%
Doosan Robotics*	296,899	15,354,428

Information Technology – 0.9%
Koh Young Technology	1,231,782	10,360,658
		25,715,086

Sweden – 2.4%

Health Care – 1.0%
Elekta, Cl B(A)	1,920,889	12,062,013

Information Technology – 1.4%
Hexagon, Cl B	1,649,956	16,780,361
		28,842,374

Switzerland – 4.6%

Health Care – 1.5%
Tecan Group	46,653	17,341,507

Industrials – 3.1%
ABB	286,285	15,864,791
Kardex Holding	69,281	21,053,868
		36,918,659
		54,260,166

Taiwan – 3.8%

Industrials – 1.4%
Hiwin Technologies	2,633,528	16,063,960

Information Technology – 2.4%
Advantech	1,359,915	14,335,581
Delta Electronics	1,121,849	14,146,833
		28,482,414
		44,546,374

United Kingdom – 1.3%
Information Technology – 1.3%
Renishaw	307,215	14,975,222

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

July 31, 2024 (Unaudited)

Description	Shares	Fair Value

United States – 48.5%

Consumer Discretionary – 0.9%
Aptiv*	147,377	$10,226,490

Health Care – 9.0%
Azenta*	331,681	20,660,410
Globus Medical, Cl A*	213,382	15,354,969
Illumina*	163,119	19,998,389
Intuitive Surgical*	50,425	22,419,459
Omnicell*	485,216	14,173,160
QIAGEN	309,802	13,783,091
		106,389,478

Industrials – 15.4%
3D Systems(A)*	3,072,810	11,215,756
Deere	42,293	15,732,150
Emerson Electric	161,811	18,949,686
GXO Logistics*	241,228	13,503,943
Joby Aviation(A)*	2,467,902	14,758,054
John Bean Technologies	180,057	17,714,008
Nordson	74,948	18,761,733
nVent Electric	147,758	10,731,664
Rockwell Automation	78,582	21,896,874
Schneider Electric	64,816	15,630,101
Stratasys*	1,358,590	11,629,530
Symbotic, Cl A(A)*	480,653	12,886,307
		183,409,806

Information Technology – 23.2%
Ambarella*	323,663	17,037,620
Autodesk*	61,400	15,197,728
Cadence Design Systems*	50,795	13,595,790
Cognex	347,235	17,229,801
IPG Photonics*	223,151	17,941,340
Manhattan Associates*	71,602	18,285,719
Microchip Technology	136,051	12,078,608
Novanta*	130,822	23,702,330
NVIDIA	143,681	16,813,551
PTC*	86,292	15,347,032
QUALCOMM	66,229	11,984,137
Samsara, Cl A*	516,658	19,777,668
ServiceNow*	27,425	22,334,646
Teradyne	135,230	17,736,767
Trimble Navigation*	267,980	14,615,629
Zebra Technologies, Cl A*	65,799	23,107,951
		276,786,317
		576,812,091
Total Common Stock
(Cost $1,110,024,015)		1,182,808,030

SHORT-TERM INVESTMENTS – 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares, 5.28%(B)(C)	22,088,002	22,088,002

Description	Shares	Fair Value

Invesco Government & Agency Portfolio, Institutional Class, 5.22%(B)	1,943,178	$1,943,178

Total Short-Term Investments
(Cost $24,031,180)		24,031,180

Total Investments - 101.7%
(Cost $1,134,055,195)		$1,206,839,210

Percentages based on Net Assets of $1,186,771,633.

*	Non-income producing security.
††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	This security or a partial position of this security is on loan at July 31, 2024. The total value of securities on loan at July 31, 2024 was $59,563,343.
(B)	The rate shown is the 7-day effective yield as of July 31, 2024.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2024 was $22,088,002. The total value of non-cash collateral held from securities on loan as of July 31, 2024 was $40,414,461.

Cl - Class

ROB-QH-001-2200